Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Cover [Abstract]
Entity Registrant Name	CordovaCann Corp.
Entity Central Index Key	0001168981
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Z4
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	65,948,832
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020